Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES